iShares®
iShares U.S. ETF Trust
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)

iShares Bloomberg Roll Select Commodity Strategy ETF
iShares Commodity Curve Carry Strategy ETF
iShares GSCI Commodity Dynamic Roll Strategy ETF
iShares Transition-Enabling Metals ETF

Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco, Richard Mejzak and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:

1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco, Richard Mejzak and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco, Richard Mejzak and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Richard Mejzak	Orlando Montalvo

iShares Bloomberg Roll Select Commodity Strategy ETF	2025	2018	2023

iShares Commodity Curve Carry Strategy ETF	2025	2020	2023

iShares GSCI Commodity Dynamic Roll Strategy ETF	2025	2016	2023

iShares Transition-Enabling Metals ETF	2025	2023	2025

2.	The section of the Fund’s Prospectus entitled “Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco, Richard Mejzak and Orlando Montalvo are primarily responsible for the day‑to‑day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, developing and implementing the Fund’s investment process and investment strategy, researching and reviewing investment strategy and overseeing members of their respective portfolio management teams who have more limited responsibilities.
Matthew DeCicco has been employed by BFA or its affiliates as a portfolio manager since 2010. He is a Director of BlackRock, Inc.
Richard Mejzak has been a portfolio manager for BFA since 2012. He is a Managing Director of BlackRock, Inc.
Orlando Montalvo has been employed by BFA or its affiliates as a senior portfolio manager since 2009. He is a Managing Director of BlackRock, Inc.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.

3.	In the section “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of the Fund’s SAI, the table listing each Portfolio Manager’s other types of portfolios and/or accounts (excluding the Funds) is deleted in its entirety and replaced with the following as of December 31, 2024:
Matthew DeCicco

Types of Accounts	Number	Total Assets

Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

Richard Mejzak
Types of Accounts	Number	Total Assets

Registered Investment Companies	10	$126,930,000,000

Other Pooled Investment Vehicles	20	6,114,000,000

Other Accounts	68	26,086,000,000

Orlando Montalvo
Types of Accounts	Number	Total Assets

Registered Investment Companies	13	$8,939,000,000

Other Pooled Investment Vehicles	17	1,293,000,000

Other Accounts	8	2,000,000

4.	In the section “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of the Funds’ SAI, the following is added to the table listing each Portfolio Manager’s portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of December 31, 2024:
Matthew DeCicco

Types of Accounts	Number of Other Accounts with Performance Fees Managed By Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

Richard Mejzak

Types of Accounts	Number of Other Accounts with Performance Fees Managed By Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A
Orlando Montalvo

Types of Accounts	Number of Other Accounts with Performance Fees Managed By Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

5.	As of December 31, 2024, the Portfolio Managers did not beneficially own shares of the Funds.

6.	All other Portfolio Manager references are hereby removed for the Funds.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑PM2‑0125

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